Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 11 - Commitments and contingencies

Lease commitment

The Company has entered into a lease agreement for office with a lease period ranging from January 10, 2019 to January 9, 2022. Total commitment for the full term of the lease will be $199,085. After the adoption of ASC842, $121,777 of operating lease right-of-use asset and $121,777 of operating lease liabilities were reflected on the December 31, 2019 financial statements.

Year Ended December 31, 2019
Lease Cost
Operating lease cost (included in general and administration in the Company's consolidated statement of operations)	$66,875

Other Information
Cash paid for amounts included in the measurement of lease liabilities for the year ended December 31, 2019	$57,712
Remaining lease term – operating leases (in years)	2.0
Average discount rate – operating leases	8%
The supplemental balance sheet information related to leases for the period is as follows:
Operating leases
Right-of-use assets	$121,777
Total operating lease assets	$121,777
Short-term operating lease liabilities	$58,630
Long-term operating lease liabilities	$63,147
Total operating lease liabilities	$121,777

Maturities of the Company's lease liabilities are as follows:

Operating
Years ending December 31,	Lease
2020	$66,362
2021	66,362
Total lease payments	132,723
Less: Imputed interest/present value discount	(10,947)
Present value of lease liabilities	$121,777

Contingencies

The Company is currently not a party to any material legal proceedings, investigation or claims. However, the Company, from time to time, may be involved in legal matters arising in the ordinary course of its business. While management believes that such matters are currently not material, there can be no assurance that matters arising in the ordinary course of business for which the Company is or could become involved in litigation, will not have a material adverse effect on its business, financial condition or results of operations.